UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

All Terrain Opportunity Fund
(Class A: TERAX)
(Class C: TERCX)

SEMI-ANNUAL REPORT
April 30, 2016

All Terrain Opportunity Fund
A series of Investment Managers Series Trust II

Table of Contents

Shareholder Letter	1
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	22
Expense Example	24

This report and the financial statements contained herein are provided for the general information of the shareholders of the All Terrain Opportunity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.allterrainfunds.com

CASTLE FINANCIAL & RETIREMENT PLANNING ASSOCIATES, INC.

BAUER CAPITAL MANAGEMENT, LLC

All Terrain Opportunity Fund Semi-Annual Report

To Our Shareholders

From November 1, 2015 to April 30, 2016, the All Terrain Opportunity Fund (TERAX) had a positive total return of 1.04% (Class A share at NAV) relative to our benchmark, the IQ Hedge Composite Beta, which was up 0.74%.  The fund tracked very closely performance-wise with our benchmark for the given period and has been taking a balanced approach given the current unprecedented global market conditions.

Since the fund’s inception, global equity markets have been very choppy and volatile causing indices to plunge on two separate occasions in the 3rd quarter of 2015 and in the first quarter of this year. Despite the volatility, our exposure to the credit markets have provided a major boost to the fund’s performance for the period while generating a better total return than the S&P 500 from November 1, 2015 to April 30, 2016.

Equity Strategy

Our disciplined investment process through our Global Macro Trend Model has balanced the fund through a very difficult environment.  The model components are known as VERT (Valuations, Economic Data, Risk Indicators, & Trends). VERT is a scoring model that drives the fund’s risk allocation that usually correlates with equities. The higher the score, the more equities and/or risk the fund will take. In the opposite scenario, when the score is low, the fund will reduce exposure to equities in order to potentially preserve capital for investors.  These components have kept the fund on the lower end of our risk allocation spectrum, which helped reduce volatility equity markets experienced in the third quarter of 2015 & the first quarter of 2016.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when redeemed may be worth more or less than the original cost.
To obtain performance information current to the most recent month end, please call 1-(844)-441-4440.

CASTLE FINANCIAL & RETIREMENT PLANNING ASSOCIATES, INC.

BAUER CAPITAL MANAGEMENT, LLC

Our process evaluates equity markets all around the globe to help determine where the best opportunities are located based on VERT.

Winners for the period include the fund’s holdings in the MFS International Value Fund (MINIX), SPDR S&P 500 ETF Trust, and the Vanguard Wellesley Income Fund (VWIAX), which were three of the largest contributors to fund performance on the equity side of the portfolio.  Our exposure to gold mining stocks also had a positive contribution to fund performance after gold finally staged a big rally in the first quarter of 2016.

On the loss side, one of our worst individual equity performers was a minimal holding in  Apple (AAPL).  Coming into the earnings release, Apple looked very inexpensive compared to the peer group from a valuation perspective. The company has continued to generate strong cash flows, but in the company’s recent earnings release, the company reported weaker than expected earnings and a gloomy outlook from the company.

Fixed Income Strategy

Our investment process identifies value in fixed income as we monitor dislocations in the marketplace.  Since inception, we are seeking income in a very low interest rate environment that is occurring while attempting to generate strong risk adjusted rates of return for our shareholders. The largest asset class inside the All Terrain Opportunity Fund is our fixed income allocation.

The fund’s largest holding, Pimco Investment Grade Corporate Bond Fund (PIGIX) has been the largest contributor to performance since we began building a position in the 1st quarter of 2016.  When credit spreads blew out early in the first quarter of 2016, we thought the markets were overestimating default risk, which led to an excellent opportunity to buy corporate credit.  The position performance was also boosted by the actions of the BOJ (Bank of Japan) & ECB (European Central Bank) with their respective negative interest rate policies (NIRP).

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when redeemed may be worth more or less than the original cost.
To obtain performance information current to the most recent month end, please call 1-(844)-441-4440.

CASTLE FINANCIAL & RETIREMENT PLANNING ASSOCIATES, INC.

BAUER CAPITAL MANAGEMENT, LLC

The Angel Oak Multi-Strategy Income Fund (ANGIX) holding decreased our performance and failed to generate the target return we expected.  The fund underperformed when credit spreads widened and credit markets experienced a risk off event in the first quarter. For this reason, the All Terrain Fund currently has no position in ANGIX at the current time.

Market Commentary

The Global Macro Trend Model drives the fund’s risk allocation and guides the portfolio managers to adjust the allocation accordingly with fluctuating market environments. Driving deeper into our proprietary VERT model, valuations are looking quite expensive in the U.S. relative to other developed markets such as European and Japanese markets.  Making things even more challenging are the rate of speed long term interest rates are being pushed down by Central Banks. When looking at our economic indicators, the data seems awfully weak domestically, while the only bright spot is currently Europe.  Global economic data is still soft and seems to be making some progress despite the slowdown from the Chinese economy. Our risk indicators coming into the year positioned the fund more defensively, which worked in our benefit as equity markets declined and later rebounded in March.  These indicators are still raising the caution flag, which is keeping our risk allocation towards the lower end of the scale.  Finally, when analyzing global market price trends, we see equity trends starting to look very choppy, while fixed income trends remain very strong.  The U.S. equity market currently is still the strongest market globally over the past few years when looking at longer-term trends.  We are currently monitoring the short-term trend change in emerging markets which could possibly be the start of a larger shift into the sector.

CASTLE FINANCIAL & RETIREMENT PLANNING ASSOCIATES, INC.

BAUER CAPITAL MANAGEMENT, LLC

There remains a great deal of uncertainty despite the flood of liquidity by central banks globally. The Federal Reserve on the other hand seems to be the only central bank that wants to move forward with tightening monetary policy. We see this as a huge risk to the U.S. and global economy especially if the U.S. dollar continues to appreciate against the foreign basket of currencies. A stronger dollar puts significant pressure on U.S. multinational companies, which makes it more difficult to sell products abroad. While there is always room for improvement, we are pleased with the performance despite the global volatility. We seek to generate strong risk adjusted rates of return while minimizing the risk of capital loss.

Sincerely,

Al Procaccino	Korey Bauer
Portfolio Co- Manager	Portfolio Co- Manager
All Terrain Opportunity Fund	All Terrain Opportunity Fund

The views in this letter were as of 05/12/16 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

RISK:

Past performance is no guarantee of future results. There can be no guarantee that any investment strategy will be successful. All investing involves risk, including the potential of loss of principal.

Stock and bond values fluctuate in price so the value of your investment can go down depending on market conditions. International investing involves special risks including, but not limited to political risks, currency fluctuations, illiquidity and volatility. These risks may be heightened for investments in emerging markets. Derivatives entail risks relating to liquidity, leverage and credit that may reduce returns and increase volatility.

All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 8.7%
	COMMUNICATIONS – 1.1%
100	Alphabet, Inc. - Class A*	$70,788
3,000	Walt Disney Co.	309,780
		380,568
	CONSUMER DISCRETIONARY – 0.9%
1,000	Alibaba Group Holding Ltd. - ADR*1	76,940
4,000	NIKE, Inc. - Class B	235,760
		312,700
	CONSUMER STAPLES – 1.9%
2,500	Altria Group, Inc.	156,775
500	Brown-Forman Corp. - Class B	48,160
3,000	CVS Health Corp.	301,500
1,000	PepsiCo, Inc.	102,960
500	Walgreens Boots Alliance, Inc.	39,640
		649,035
	ENERGY – 1.0%
500	Chevron Corp.	51,090
1,000	Exxon Mobil Corp.	88,400
2,400	Phillips 66	197,064
		336,554
	FINANCIALS – 0.6%
3,000	PayPal Holdings, Inc.*	117,540
2,000	Wells Fargo & Co.	99,960
		217,500
	HEALTH CARE – 1.9%
2,000	Cardinal Health, Inc.	156,920
1,000	Gilead Sciences, Inc.	88,210
1,500	Johnson & Johnson	168,120
2,000	Medtronic PLC[1]	158,300
1,500	Merck & Co., Inc.	82,260
		653,810
	INDUSTRIALS – 0.3%
500	General Dynamics Corp.	70,260
100	W.W. Grainger, Inc.	23,452
		93,712
	MATERIALS – 0.4%
200	Air Products & Chemicals, Inc.	29,178
1,000	Newmont Mining Corp.	34,970
600	Randgold Resources Ltd. - ADR[1]	60,300
		124,448

All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY – 0.6%
1,500	Apple, Inc.	$140,610
1,000	Microsoft Corp.	49,870
		190,480
	TOTAL COMMON STOCKS (Cost $2,983,944)	2,958,807

	EXCHANGE-TRADED FUNDS – 11.7%
1,000	Energy Select Sector SPDR Fund	67,510
2,000	Health Care Select Sector SPDR Fund	139,580
10,000	iShares TIPS Bond ETF	1,148,800
1,500	Market Vectors Gold Miners ETF	38,745
3,000	PowerShares S&P MidCap Low Volatility Portfolio	109,305
3,000	PowerShares S&P SmallCap Low Volatility Portfolio	105,750
1,000	SPDR Gold Shares*	123,650
10,000	SPDR S&P 500 ETF Trust	2,063,000
7,500	WisdomTree India Earnings Fund	146,850

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,811,778)	3,943,190

	MUTUAL FUNDS – 73.3%
225,913	DoubleLine Total Return Bond Fund - Class I	2,453,418
15,934	Goldman Sachs Dynamic Municipal Income Fund - Class Institutional	251,115
47,686	MFS International Value Fund - Class I	1,751,496
610,095	PIMCO Income Fund - Class Institutional	7,229,628
830,179	PIMCO Investment Grade Corporate Bond Fund - Class Institutional	8,509,334
167,208	Prudential Short Duration High Yield Income Fund - Class Z	1,518,249
179,377	Vanguard High-Yield Corporate Fund - Admiral Shares	1,024,243
173,310	Vanguard Intermediate-Term Bond Index Fund - Admiral Shares	2,022,530

	TOTAL MUTUAL FUNDS (Cost $24,731,201)	24,760,013

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.2%
	PUT OPTIONS – 0.2%
	SPDR S&P 500 ETF Trust
500	Exercise Price: $195.00, Expiration Date: June 17, 2016	87,000

	TOTAL PUT OPTIONS (Cost $69,032)	87,000

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $69,032)	87,000

All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 3.6%
1,204,386	Fidelity Institutional Treasury Portfolio, 0.17%[2]	$1,204,386

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,204,386)	1,204,386

	TOTAL INVESTMENTS –97.5% (Cost $32,800,341)	32,953,396
	Other Assets in Excess of Liabilities – 2.5%	841,466

	TOTAL NET ASSETS –100.0%	$33,794,862

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	PUT OPTIONS – (0.1)%
	Apple, Inc.
(100)	Exercise Price: $90.00, Expiration Date: July 15, 2016	$(28,100)

	TOTAL PUT OPTIONS (Proceeds $15,167)	(28,100)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $15,167)	$(28,100)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Mutual Funds	73.3%
Exchange-Traded Funds	11.7%
Common Stocks
Health Care	1.9%
Consumer Staples	1.9%
Communications	1.1%
Energy	1.0%
Consumer Discretionary	0.9%
Financials	0.6%
Technology	0.6%
Materials	0.4%
Industrials	0.3%
Total Common Stocks	8.7%
Short-Term Investments	3.6%
Purchased Options Contracts
Put Options	0.2%
Total Purchased Options Contracts	0.2%
Total Investments	97.5%
Other Assets in Excess of Liabilities	2.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $32,731,309)	$32,866,396
Purchased options contracts at cost, at value (cost $69,032)	87,000
Cash	10,601
Segregated cash at Broker	16,248
Receivables:
Securities sold	1,078,446
Dividends and interest	86,357
Prepaid expenses	37,833
Total assets	34,182,881

Liabilities:
Written options contracts at cost, at value (proceeds $15,167)	28,100
Payables:
Investment securities purchased	285,940
Advisory fees	20,999
Shareholder servicing fees (Note 7)	6,867
Distribution fees - Class A and Class C (Note 8)	6,485
Transfer agent fees and expenses	8,609
Auditing fees	7,449
Fund accounting fees	6,950
Fund administration fees	6,712
Chief Compliance Officer fees	2,882
Custody fees	1,828
Trustees' fees and expenses	589
Accrued other expenses	4,609
Total liabilities	388,019

Net Assets	$33,794,862

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$34,960,794
Accumulated net investment loss	(69,197)
Accumulated net realized loss on investments, purchased options contracts and written options contracts	(1,236,857)
Net unrealized appreciation (depreciation) on:
Investments	135,087
Purchased options contracts	17,968
Written options contracts	(12,933)
Net Assets	$33,794,862

Class A Shares:
Net assets applicable to shares outstanding	$33,474,652
Number of shares issued and outstanding	1,383,593
Net asset value per share	$24.19
Maximum sales charge (5.75% of offering price)[1]	1.48
Maximum offering price to public	$25.67

Class C Shares:
Net assets applicable to shares outstanding	$320,210
Number of shares issued and outstanding	13,209
Net asset value per share	$24.24

[1]	No initial sales charge is applied to purchases of $1 million or more. On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2016 (Unaudited)

Investment Income:
Dividends	$822,240
Interest	1,554
Total investment income	823,794

Expenses:
Advisory fees	249,990
Distribution fees - Class C (Note 8)	72,111
Transfer agent fees and expenses	28,580
Fund administration fees	27,540
Fund accounting fees	25,037
Distribution fees - Class A (Note 8)	23,646
Registration fees	23,487
Chief Compliance Officer fees	12,437
Legal fees	11,654
Shareholder servicing fees (Note 7)	9,317
Auditing fees	7,460
Shareholder reporting fees	7,280
Miscellaneous	6,362
Custody fees	5,511
Trustees' fees and expenses	3,680
Insurance fees	994
Total expenses	515,086
Advisory fees waived and/or other expenses absorbed	(135,996)
Voluntary advisory fees waived	(18,279)
Net expenses	360,811
Net investment income	462,983

Realized and Unrealized Gain (Loss) on Investments, Purchased Option Contracts and Written Option Contracts:
Net realized gain (loss) on:
Investments	(709,622)
Purchased options contracts	(49,244)
Written options contracts	38,257
Net realized loss	(720,609)

Capital gain distributions from regulated investment companies	111,010

Net change in unrealized appreciation/depreciation on:
Investments	414,716
Purchased options contracts	11,589
Written options contracts	14,436
Net change in unrealized appreciation/depreciation	440,741

Net realized and unrealized loss on investments, purchased option contracts and written option contracts	(168,858)

Net Increase in Net Assets from Operations	$294,125

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Period November 3, 2014* through October 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$462,983	$210,633
Net realized loss on investments, purchased options contracts and written options contracts	(720,609)	(703,287)
Capital gain distributions from regulated investment companies	111,010	169,672
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	440,741	(300,619)
Net increase (decrease) in net assets resulting from operations	294,125	(623,601)

Distributions to Shareholders:
From net investment income:
Class A	(355,505)	(128,547)
Class C	(218,842)	(233,508)
Class I1	-	(1,738)
Total distributions to shareholders	(574,347)	(363,793)

Capital Transactions:
Net proceeds from shares sold:
Class A	26,557,839	10,574,469
Class C	10,000	29,902,300
Class I1	-	100,000
Reinvestment of distributions:
Class A	355,384	121,903
Class C	187,223	1,159
Class I1	-	1,738
Cost of shares redeemed
Class A	(2,191,455)	(2,313,290)
Class C	(25,456,907)	(2,688,956)
Class I1	(98,929)	-
Net increase (decrease) in net assets from capital transactions	(636,845)	35,699,323

Total increase (decrease) in net assets	(917,067)	34,711,929

Net Assets:
Beginning of period	34,711,929	-
End of period	$33,794,862	$34,711,929

Undistributed net investment income (loss)	$(69,197)	$42,167

Capital Share Transactions:
Shares sold:
Class A	1,125,785	422,718
Class C	410	1,195,818
Class I1	-	4,000
Shares reinvested:
Class A	14,820	4,931
Class C	7,794	47
Class I1	-	70
Shares redeemed
Class A	(91,030)	(93,631)
Class C	(1,081,681)	(109,179)
Class I1	(4,070)	-
Net increase (decrease) from capital share transactions	(27,972)	1,424,774

*	Commencement of operations.
[1]	Class I shares were liquidated on December 4, 2015.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Period November 3, 2014* through October 31, 2015
Net asset value, beginning of period	$24.39		$25.00
Income from Investment Operations:
Net investment income[1,2]	0.37		0.29
Net realized and unrealized loss on investments	(0.12)		(0.52)
Total from investment operations	0.25		(0.23)

Less Distributions:
From net investment income	(0.45)		(0.38)
Total distributions	(0.45)		(0.38)

Net asset value, end of period	$24.19		$24.39

Total return[3]	1.04%	[5]	(0.93)%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,475		$8,146

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	2.76%	[6]	2.83%	[6]
After fees waived and expenses absorbed[4]	1.84%	[6]	1.95%	[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	2.18%	[6]	0.30%	[6]
After fees waived and expenses absorbed[2]	3.10%	[6]	1.18%	[6]

Portfolio turnover rate	84%	[5]	283%	[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. If the sales charge was included, total returns would be lower.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Period November 3, 2014* through October 31, 2015
Net asset value, beginning of period	$24.36		$25.00
Income from Investment Operations:
Net investment income[1,2]	0.28		0.10
Net realized and unrealized loss on investments	(0.12)		(0.53)
Total from investment operations	0.16		(0.43)

Less Distributions:
From net investment income	(0.28)		(0.21)
Total distributions	(0.28)		(0.21)

Net asset value, end of period	$24.24		$24.36

Total return[3]	0.66%	[5]	(1.74)%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$320		$26,467

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	3.51%	[6]	3.58%	[6]
After fees waived and expenses absorbed[4]	2.59%	[6]	2.70%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	1.43%	[6]	(0.45)%	[6]
After fees waived and expenses absorbed[2]	2.35%	[6]	0.42%	[6]

Portfolio turnover rate	84%	[5]	283%	[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Unaudited)

Note 1 – Organization
The All Terrain Opportunity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to provide capital appreciation with positive returns in all market conditions.  The Fund commenced investment operations on November 3, 2014, with three classes of shares: Class A, Class C and Class I.  Class I shares were liquidated on December 4, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

(c) Options
The Fund may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the six months ended April 30, 2016 were as follows:

	Number of Contracts	Premium Amount
Outstanding at October 31, 2015	150	$ 29,331
Options written	1180	122,765
Options terminated in closing purchasing transactions	(885)	(106,267)
Options expired	(300)	(28,472)
Options exercised	(45)	(2,190)
Outstanding at April 30, 2016	100	$ 15,167

(d) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period November 3, 2014 (commencement of operations) through October 31, 2015, and as of and during the six months ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Castle Financial & Retirement Planning Associates, Inc. (“Castle Financial”), and Bauer Capital Management, LLC (“Bauer Capital”), who serve as co-investment advisors and construct the Fund’s portfolio (collectively referred to as the “Advisors”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to Bauer Capital and Castle Financial at the annual rate of 0.90% and 0.60%, respectively, of the Fund’s average daily net assets. Until further notice, Castle Financial has agreed to voluntarily waive any advisory fee that it is entitled to receive after its payment of any reimbursement to the Fund of operating expenses pursuant to its expense limitation agreement.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

The Advisors have contractually agreed to waive their fee and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.95% and 2.70% of the average daily net assets of Class A and Class C shares of the Fund, respectively.  Any such fee waiver or reimbursement of operating expenses will be borne 60% by Castle Financial and 40% by Bauer Capital. This agreement is in effect until March 1, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended April 30, 2016, the Advisors waived advisory fees and absorbed other expenses totaling $154,275. The advisors will not seek recoupment of any advisory fee waived or other expenses absorbed.

	Advisory Fees Accrued	Advisory Fees Waived and/or Other Expenses Absorbed
Castle Financial	$100,009	$99,753	*
Bauer Capital	$149,981	$54,522

*	Castle Financial has agreed to voluntarily waive a portion of its advisory fee after expenses reimbursed. The voluntarily advisory fee waived is reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended April 30, 2016, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$32,884,884
Gross unrealized appreciation	$621,629
Gross unrealized depreciation	(553,117)
Net unrealized appreciation on investments	$68,512

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to wash sale loss deferrals.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

As of October 31, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$42,167
Undistributed long-term capital gains	-
Accumulated earnings	42,167

Accumulated capital and other losses	(528,981)
Unrealized depreciation on investments	(357,793)
Unrealized depreciation on option contracts	(41,103)
Total accumulated deficit	$(885,710)

At October 31, 2015, the Fund had capital loss carryforwards, which reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.  Pursuant to the Code, such capital loss carryforwards will expire as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$ (528,981)	$ -	$ (528,981)

The difference between cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of the distribution paid during the fiscal period ended October 31, 2015 was as follows:

Distributions paid from:	2015
Ordinary income	$363,793
Net long-term capital gains	-
Total distributions paid	$363,793

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the six months ended April 30, 2016 and the year ended October 31, 2015, the Fund received $0 and $0 respectively, in redemption fees.

Note 6 - Investment Transactions
For the six months ended April 30, 2016, purchases and sales of investments, excluding short-term investments and options, were $26,653,331 and $28,748,707, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets attributable to Class A and Class C shares to shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Note 8 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C shares. Under the plan, the Funds pay to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares.

For the six months ended April 30, 2016, distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$2,958,807	$-	$-	$2,958,807
Exchange-Traded Funds	3,943,190	-	-	3,943,190
Mutual Funds	24,760,013	-	-	24,760,013
Purchased Options Contracts	87,000	-	-	87,000
Short-Term Investments	1,204,386	-	-	1,204,386
Total Assets	$32,953,396	$-	$-	$32,953,396

Liabilities
Written Options Contracts	$28,100	$-	$-	$28,100
Total Liabilities	$28,100	$-	$-	$28,100

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the six months ended April 30, 2016.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as April 30, 2016 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$87,000	Written options contracts, at value	$28,100
Total		$87,000		$28,100

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(49,244)	$38,257
Total	$(49,244)	$38,257

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$11,589	$14,436
Total	$11,589	$14,436

The number of contracts is included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of April 30, 2016 are as follows:

Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	170	(133)

Note 12 - Recently Issued Accounting Pronouncements
In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

All Terrain Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements
At an in-person meeting held on April 21, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Co-Advisory Agreements (each an “Advisory Agreement”) between the Trust and each of Castle Financial & Retirement Planning Associates, Inc. (“Castle”) and Bauer Capital Management, LLC (“Bauer” and together with Castle, the “Investment Advisors”) with respect to the All Terrain Opportunity Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of each Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of each Advisory Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and each Advisory Agreement from the Investment Advisors and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about each Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the IQ Hedge Composite Beta Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Multi-Alternative fund universe (the “Fund Universe”) for the one-year period ended January 31, 2016; and reports comparing the investment advisory fees and total expenses of the Fund to those of the Peer Group and Fund Universe.  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of each Advisory Agreement.  In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.  No representatives of the Investment Advisors were present during the Board’s consideration of the Advisory Agreements.

In approving renewal of each Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that the total return of the Fund for the one-year period was above the return of the IQ Hedge Composite Beta Index and the Peer Group and Fund Universe median returns.

The Board also considered the overall quality of services provided by each Investment Advisor to the Fund.  In doing so, the Board considered each Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of each Investment Advisor’s organization and operations, and each Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by each Investment Advisor to the Fund are satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that the investment advisory fees (gross of fee waivers) were higher than the Peer Group and Fund Universe medians by 0.35% and 0.50%, respectively.  In reviewing the Fund’s advisory fee, the Trustees considered the Investment Advisors’ assertions that the Fund’s advisory fee is appropriate in light of the extensive time and work that the Investment Advisors put into managing the Fund’s investment strategy; and that the strategy is unique in that it incorporates a significant number of factors, a significant amount of research, and a proprietary risk model developed by the Investment Advisors.  The Trustees also noted that the Fund’s advisory fee is the same as the advisory fee of another mutual fund for which Castle had previously served as sub-advisor and which Castle had managed using the strategies it and Bauer use to manage the Fund.  The Trustees also considered information previously provided to them regarding the allocation of the Fund’s advisory fees between the Investment Advisors.

All Terrain Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The also Trustees considered that neither Investment Advisor manages assets for any other clients using the same investment strategies as those used by the Fund.  The Trustees observed that the Fund’s advisory fee was at the high end of the range of Castle’s standard fee for separate account clients, but the Trustees noted that Castle oversees the Fund’s compliance with certain requirements under the 1940 Act that do not apply to Castle’s institutional and separate account clients. The Trustees also observed that the Fund’s advisory fee was the same as Bauer’s standard fee for separate account clients.

The total expenses paid by the Fund (net of fee waivers) were equal to the Peer Group median, but higher than the Fund Universe median by 0.17%.  The Trustees noted, however, that the Fund’s asset size was significantly smaller than the average asset size of funds in the Peer Group and Fund Universe.  The Board and the Independent Trustees concluded that the proposed compensation payable to each Investment Advisor under its Advisory Agreement was fair and reasonable in light of the services provided by each Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to each Investment Advisor’s costs and profits with respect to the Fund for the year ended January 31, 2016.  The Trustees noted that Bauer had waived a portion of its advisory fees with respect to the Fund, and determined that Bauer’s profit level was reasonable.  The Trustees also observed that Castle waived its entire advisory fee, in addition to subsidizing certain operating expenses of the Fund, and had not realized a profit with respect to the Fund.   In addition, the Board considered the benefits received by each Investment Advisor as a result of its relationship with the Fund, other than the receipt of investment advisory fees, including research received from broker-dealers providing execution services to the Fund, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreements.

All Terrain Opportunity Fund
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15 – 4/30/16
Class A
Actual Performance	$ 1,000.00	$1,010.40	$ 9.19
Hypothetical (5% annual return before expenses)	1,000.00	1,015.72	9.22
Class C
Actual Performance	1,000.00	1,006.60	12.92
Hypothetical (5% annual return before expenses)	1,000.00	1,011.98	12.96

*	Expenses are equal to the Fund’s annualized expense ratios of 1.84% and 2.59% for Class A and Class C shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

All Terrain Opportunity Fund
A series of Investment Managers Series Trust II

Investment Co-Advisor
Castle Financial & Retirement Planning Associates, Inc.
2899 State Highway 35
 Hazlet, New Jersey 07730-1549

Investment Co-Advisor
Bauer Capital Management, LLC
2899 State Highway 35
 Hazlet, New Jersey 07730-1549

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
All Terrain Opportunity Fund – Class A	TERAX	461 41T 406
All Terrain Opportunity Fund – Class C	TERCX	461 41T 505

Privacy Principles of the All Terrain Opportunity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the All Terrain Opportunity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (844) 441-4440 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (844) 441-4440 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund (toll-free) at (844) 441-4440.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

All Terrain Opportunity Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (844) 441-4440

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	7/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	7/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/08/2016